Long-term financial assets (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets	$ 56,900,000	$ 46,906,000
Long-term investments	30,054,000	23,047,000
Long-term receivables	19,470,000	16,415,000
Long-term derivative financial instruments	11,312,000	24,939,000
Long-term financial assets	$ 117,736,000	$ 111,307,000